Post-employment Benefits - Sensitivity (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis
Discount rate (as a percent)	7.60%	6.70%
Discount rate
Sensitivity analysis
Decrease in actuarial assumption (in basis points)	0.50%	0.50%
Increase in actuarial assumption	$ 2,552,709	$ 2,630,659